ACCOUNT RECEIVABLES - THIRD PARTIES, NET (Details) - Nonrelated Party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
Accounts receivable-third parties	$ 37,603	$ 120,631
Less: Allowance for credit losses	(753)	(3,555)
Total	36,850	117,076
Provisions	$ 2,906	$ 3,219	$ 374